Employee Benefit Plans (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average fair value of options
Risk free interest rate	1.80%	1.20%	1.40%
Volatility	20.10%	20.40%	21.70%
Dividend yield	1.40%	1.60%	1.60%
Weighted average expected life (years)	4 years 2 months 12 days	4 years 2 months 18 days	4 years 2 months 12 days